Report of the directors financial review risk report - The consensus Central scenario (Details) - Consensus Central scenario allowance for ECL	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.70%
Forecast period	5 years
UK
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.40%	1.40%
Unemployment rate, 5 year average	4.90%	4.70%
House price growth, 5 year average	2.10%	2.50%
Inflation rate, 5 year average	2.30%	2.20%
Central bank policy rate, 5 year average	4.20%	3.60%
US
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.00%	2.00%
Unemployment rate, 5 year average	4.20%	4.20%
House price growth, 5 year average	2.50%	2.40%
Inflation rate, 5 year average	2.40%	2.40%
Central bank policy rate, 5 year average	3.90%	3.30%
Hong Kong
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.40%	2.30%
Unemployment rate, 5 year average	3.20%	3.20%
House price growth, 5 year average	4.20%	1.80%
Inflation rate, 5 year average	2.00%	2.00%
Central bank policy rate, 5 year average	4.30%	3.70%
Chinese mainland
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	4.20%	4.00%
Unemployment rate, 5 year average	5.10%	5.10%
House price growth, 5 year average	1.40%	1.90%
Inflation rate, 5 year average	1.40%	1.30%
Central bank policy rate, 5 year average	3.20%	3.10%
France
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	1.10%	1.20%
Unemployment rate, 5 year average	7.60%	7.50%
House price growth, 5 year average	3.30%	3.70%
Inflation rate, 5 year average	1.90%	1.90%
Central bank policy rate, 5 year average	2.70%	2.20%
UAE
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	4.00%	3.90%
Unemployment rate, 5 year average	2.10%	2.40%
House price growth, 5 year average	1.40%	3.10%
Inflation rate, 5 year average	1.90%	1.90%
Central bank policy rate, 5 year average	3.90%	3.40%
Mexico
Disclosure of financial assets [line items]
GDP growth rate, 5 year average	2.00%	2.00%
Unemployment rate, 5 year average	3.00%	3.20%
House price growth, 5 year average	4.40%	4.40%
Inflation rate, 5 year average	3.60%	3.50%
Central bank policy rate, 5 year average	8.20%	7.50%
2026 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.80%	1.10%
Unemployment rate (%)	5.30%	4.90%
House prices (annual average growth rate, %)	1.70%	1.20%
Inflation (annual average growth rate, %)	3.20%	2.50%
Central bank policy rate (annual average, %)	3.90%	3.50%
2026 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	1.90%
Unemployment rate (%)	4.40%	4.40%
House prices (annual average growth rate, %)	1.70%	1.10%
Inflation (annual average growth rate, %)	3.40%	2.90%
Central bank policy rate (annual average, %)	3.70%	3.40%
2026 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.90%	2.30%
Unemployment rate (%)	3.60%	3.60%
House prices (annual average growth rate, %)	8.10%	0.50%
Inflation (annual average growth rate, %)	1.90%	1.80%
Central bank policy rate (annual average, %)	4.10%	3.80%
2026 | Chinese mainland
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.70%	4.40%
Unemployment rate (%)	5.20%	5.20%
House prices (annual average growth rate, %)	(5.10%)	(1.60%)
Inflation (annual average growth rate, %)	1.00%	0.70%
Central bank policy rate (annual average, %)	3.00%	3.00%
2026 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.70%	0.90%
Unemployment rate (%)	7.90%	7.60%
House prices (annual average growth rate, %)	1.70%	4.30%
Inflation (annual average growth rate, %)	2.00%	1.40%
Central bank policy rate (annual average, %)	2.30%	1.90%
2026 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	(0.70%)	4.70%
Unemployment rate (%)	2.50%	2.50%
House prices (annual average growth rate, %)	2.40%	5.80%
Inflation (annual average growth rate, %)	2.90%	2.00%
Central bank policy rate (annual average, %)	3.70%	3.50%
2026 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	2.80%	3.20%
House prices (annual average growth rate, %)	6.60%	4.80%
Inflation (annual average growth rate, %)	4.00%	3.70%
Central bank policy rate (annual average, %)	6.80%	7.00%
2027 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.40%
Unemployment rate (%)	5.20%	4.70%
House prices (annual average growth rate, %)	1.60%	2.80%
Inflation (annual average growth rate, %)	2.50%	2.10%
Central bank policy rate (annual average, %)	4.30%	3.40%
2027 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	2.00%
Unemployment rate (%)	4.40%	4.30%
House prices (annual average growth rate, %)	1.70%	1.90%
Inflation (annual average growth rate, %)	2.40%	2.30%
Central bank policy rate (annual average, %)	3.90%	3.10%
2027 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.60%	2.30%
Unemployment rate (%)	3.40%	3.40%
House prices (annual average growth rate, %)	4.20%	1.50%
Inflation (annual average growth rate, %)	1.80%	1.90%
Central bank policy rate (annual average, %)	4.30%	3.50%
2027 | Chinese mainland
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.40%	4.20%
Unemployment rate (%)	5.10%	5.20%
House prices (annual average growth rate, %)	0.10%	2.10%
Inflation (annual average growth rate, %)	1.10%	1.20%
Central bank policy rate (annual average, %)	3.10%	3.00%
2027 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	0.90%	1.20%
Unemployment rate (%)	7.80%	7.60%
House prices (annual average growth rate, %)	4.40%	5.00%
Inflation (annual average growth rate, %)	1.60%	1.70%
Central bank policy rate (annual average, %)	2.70%	2.00%
2027 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	7.20%	4.10%
Unemployment rate (%)	2.20%	2.40%
House prices (annual average growth rate, %)	0.40%	3.20%
Inflation (annual average growth rate, %)	1.80%	1.90%
Central bank policy rate (annual average, %)	4.00%	3.10%
2027 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.80%	2.00%
Unemployment rate (%)	3.00%	3.20%
House prices (annual average growth rate, %)	4.30%	4.50%
Inflation (annual average growth rate, %)	3.70%	3.60%
Central bank policy rate (annual average, %)	7.60%	7.20%
2028 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.50%
Unemployment rate (%)	5.00%	4.70%
House prices (annual average growth rate, %)	1.80%	3.30%
Inflation (annual average growth rate, %)	2.00%	2.10%
Central bank policy rate (annual average, %)	4.10%	3.50%
2028 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	2.10%
Unemployment rate (%)	4.20%	4.10%
House prices (annual average growth rate, %)	2.50%	2.70%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.90%	3.20%
2028 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.30%	2.30%
Unemployment rate (%)	3.10%	3.10%
House prices (annual average growth rate, %)	4.10%	2.50%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	4.30%	3.60%
2028 | Chinese mainland
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.20%	4.00%
Unemployment rate (%)	5.10%	5.10%
House prices (annual average growth rate, %)	2.50%	3.50%
Inflation (annual average growth rate, %)	1.40%	1.40%
Central bank policy rate (annual average, %)	3.10%	3.10%
2028 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	7.60%	7.50%
House prices (annual average growth rate, %)	4.00%	4.10%
Inflation (annual average growth rate, %)	1.70%	2.10%
Central bank policy rate (annual average, %)	2.60%	2.10%
2028 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.90%	3.80%
Unemployment rate (%)	2.10%	2.40%
House prices (annual average growth rate, %)	2.30%	2.30%
Inflation (annual average growth rate, %)	1.90%	1.90%
Central bank policy rate (annual average, %)	3.90%	3.30%
2028 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.00%	2.20%
Unemployment rate (%)	3.00%	3.20%
House prices (annual average growth rate, %)	4.50%	4.40%
Inflation (annual average growth rate, %)	3.50%	3.50%
Central bank policy rate (annual average, %)	8.30%	7.50%
2029 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.50%
Unemployment rate (%)	4.80%	4.70%
House prices (annual average growth rate, %)	2.40%	2.70%
Inflation (annual average growth rate, %)	2.10%	2.00%
Central bank policy rate (annual average, %)	4.10%	3.70%
2029 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	2.10%
Unemployment rate (%)	4.20%	4.10%
House prices (annual average growth rate, %)	2.80%	3.20%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.90%	3.40%
2029 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	2.40%
Unemployment rate (%)	3.00%	3.00%
House prices (annual average growth rate, %)	3.70%	2.10%
Inflation (annual average growth rate, %)	2.10%	2.20%
Central bank policy rate (annual average, %)	4.20%	3.80%
2029 | Chinese mainland
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.10%	3.80%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	3.10%	3.40%
Inflation (annual average growth rate, %)	1.50%	1.50%
Central bank policy rate (annual average, %)	3.20%	3.10%
2029 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	7.50%	7.40%
House prices (annual average growth rate, %)	3.10%	3.10%
Inflation (annual average growth rate, %)	2.00%	2.10%
Central bank policy rate (annual average, %)	2.70%	2.30%
2029 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.70%	3.50%
Unemployment rate (%)	2.10%	2.40%
House prices (annual average growth rate, %)	2.00%	2.00%
Inflation (annual average growth rate, %)	1.90%	2.00%
Central bank policy rate (annual average, %)	3.90%	3.40%
2029 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	2.20%
Unemployment rate (%)	3.00%	3.10%
House prices (annual average growth rate, %)	4.30%	4.30%
Inflation (annual average growth rate, %)	3.40%	3.40%
Central bank policy rate (annual average, %)	8.60%	7.70%
2030 | UK
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.50%	1.50%
Unemployment rate (%)	4.60%	4.70%
House prices (annual average growth rate, %)	2.50%	2.40%
Inflation (annual average growth rate, %)	2.00%	2.00%
Central bank policy rate (annual average, %)	4.20%	3.80%
2030 | US
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.10%	2.00%
Unemployment rate (%)	4.10%	4.10%
House prices (annual average growth rate, %)	3.00%	3.20%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	3.90%	3.60%
2030 | Hong Kong
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	2.40%
Unemployment rate (%)	2.90%	3.00%
House prices (annual average growth rate, %)	3.30%	2.10%
Inflation (annual average growth rate, %)	2.20%	2.20%
Central bank policy rate (annual average, %)	4.30%	3.90%
2030 | Chinese mainland
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	4.00%	3.80%
Unemployment rate (%)	5.00%	5.00%
House prices (annual average growth rate, %)	2.40%	2.30%
Inflation (annual average growth rate, %)	1.60%	1.50%
Central bank policy rate (annual average, %)	3.30%	3.20%
2030 | France
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	1.20%	1.30%
Unemployment rate (%)	7.40%	7.40%
House prices (annual average growth rate, %)	2.40%	2.20%
Inflation (annual average growth rate, %)	1.90%	1.90%
Central bank policy rate (annual average, %)	2.80%	2.50%
2030 | UAE
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	3.40%	3.50%
Unemployment rate (%)	2.00%	2.40%
House prices (annual average growth rate, %)	2.10%	2.10%
Inflation (annual average growth rate, %)	1.80%	2.00%
Central bank policy rate (annual average, %)	4.00%	3.60%
2030 | Mexico
Disclosure of financial assets [line items]
GDP (annual average growth rate, %)	2.20%	2.20%
Unemployment rate (%)	3.00%	3.10%
House prices (annual average growth rate, %)	4.30%	4.20%
Inflation (annual average growth rate, %)	3.50%	3.40%
Central bank policy rate (annual average, %)	8.70%	7.90%